American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

April 2, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds ("Registrant") hereby certifies (a) that the form of Statement of Additional Information used with respect to the A Class, C Class, Y Class, Institutional Class and Investor Class of the American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund, of the Registrant does not differ from that contained in Amendment No. 155, and (b) that Amendment No. 155 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/ John Okray
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John Okray
Deputy General Counsel

cc:   Kathy Ingber, Esq.
          K&L Gates LLP